Current assets - cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Current assets - cash and cash equivalents [Abstract]
Cash at bank	$ 10,085	$ 19,205
Short term deposits	11,467	16,510
Cash and cash equivalents	$ 21,552	$ 35,715	$ 27,989	$ 52,709